UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number	811-06073

Cash Management Portfolio

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2010

ITEM 1.	REPORT TO STOCKHOLDERS

Investment Portfolio as of June 30, 2010 (Unaudited)

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 16.9%
Bank of Nova Scotia:
0.28%, 8/2/2010	50,000,000	49,999,556
0.46%, 8/31/2010	42,000,000	42,002,131
Bank of Tokyo-Mitsubishi UFJ Ltd.:
0.3%, 7/13/2010	28,000,000	28,000,000
0.3%, 7/19/2010	150,000,000	150,000,000
0.32%, 7/21/2010	50,000,000	50,000,000
0.39%, 7/23/2010	125,000,000	125,000,000
0.45%, 7/30/2010	35,000,000	35,000,282
Credit Agricole SA:
0.35%, 8/2/2010	200,000,000	200,000,000
0.54%, 8/6/2010	300,000,000	300,000,000
Credit Industriel et Commercial, 0.445%, 7/21/2010	157,000,000	157,000,000
Dexia Credit Local, 0.45%, 7/6/2010	115,000,000	115,000,000
DnB NOR Bank ASA, 0.46%, 8/24/2010	112,400,000	112,400,000
Intesa Sanpaolo SpA:
0.3%, 8/2/2010	100,000,000	100,000,000
0.33%, 7/7/2010	275,000,000	275,000,000
KBC Bank NV:
0.5%, 7/15/2010	200,000,000	200,000,000
0.52%, 7/23/2010	93,500,000	93,500,000
0.6%, 8/16/2010	80,000,000	80,000,000
0.6%, 8/24/2010	300,000,000	300,000,000
0.66%, 8/17/2010	175,000,000	175,000,000
Landeskreditbank Baden-Wuerttemberg Foerderbank, 4.25%, 9/15/2010	113,000,000	113,889,471
Mizuho Corporate Bank Ltd.:
0.42%, 7/12/2010	65,000,000	65,000,000
0.5%, 10/4/2010	150,000,000	150,000,000
Natixis:
0.37%, 7/6/2010	100,000,000	100,000,139
0.44%, 8/17/2010	169,500,000	169,500,000
0.53%, 8/2/2010	170,000,000	170,000,000
Nordea Bank Finland PLC:
0.31%, 8/4/2010	100,000,000	100,000,000
0.45%, 8/24/2010	140,000,000	140,000,000
0.75%, 9/23/2010	75,500,000	75,500,000
NRW.Bank, 5.375%, 7/19/2010	25,000,000	25,062,000
Skandinaviska Enskilda Banken AB, 0.4%, 7/15/2010	257,750,000	257,750,000
Sumitomo Mitsui Banking Corp.:
0.41%, 7/8/2010	123,000,000	123,000,000
0.42%, 7/7/2010	84,700,000	84,700,000
0.42%, 7/12/2010	150,000,000	150,000,000
Svensk Exportkredit AB, 4.5%, 9/27/2010	30,000,000	30,276,424
Svenska Handelsbanken AB:
0.45%, 9/23/2010	55,000,000	55,001,282
0.46%, 8/24/2010	316,000,000	316,000,000
UBS AG, 0.56%, 10/1/2010	125,000,000	125,000,000
Total Certificates of Deposit and Bank Notes (Cost $4,838,581,285)		4,838,581,285

Commercial Paper 35.0%
Issued at Discount**
Alpine Securitization, 144A, 0.35%, 7/9/2010	200,000,000	199,984,444
Amstel Funding Corp.:
0.55%, 7/26/2010	58,000,000	57,977,847
0.57%, 8/23/2010	15,000,000	14,987,413
0.65%, 7/26/2010	147,800,000	147,733,285
Argento Variable Funding:
144A, 0.34%, 7/23/2010	89,350,000	89,331,435
144A, 0.39%, 8/24/2010	150,800,000	150,711,782
144A, 0.4%, 8/24/2010	100,000,000	99,940,000
AT&T, Inc., 0.19%, 7/13/2010	100,000,000	99,993,667
BPCE SA:
0.41%, 8/4/2010	161,500,000	161,437,464
0.64%, 9/24/2010	100,000,000	99,848,889
Cancara Asset Securitisation LLC:
144A, 0.31%, 7/19/2010	79,000,000	78,987,755
144A, 0.56%, 9/7/2010	65,000,000	64,931,244
Citibank Credit Card Issuance Trust, 144A, 0.39%, 7/6/2010	95,000,000	94,994,854
Danske Corp.:
144A, 0.42%, 7/26/2010	150,000,000	149,956,250
144A, 0.6%, 10/25/2010	140,000,000	139,729,333
DnB NOR Bank ASA, 0.2%, 7/6/2010	6,291,000	6,290,825
ENI Finance USA, Inc., 0.38%, 7/15/2010	125,000,000	124,981,528
Fairway Finance LLC, 144A, 0.48%, 9/7/2010	2,105,000	2,103,091
General Electric Capital Corp.:
0.37%, 8/18/2010	175,000,000	174,913,667
0.46%, 9/7/2010	150,000,000	149,869,667
0.48%, 9/8/2010	100,000,000	99,908,000
0.52%, 10/14/2010	123,000,000	122,813,450
General Electric Capital Services, Inc.:
0.45%, 9/23/2010	100,000,000	99,895,000
0.52%, 10/15/2010	100,000,000	99,846,889
Grampian Funding LLC:
144A, 0.31%, 7/12/2010	100,000,000	99,990,528
144A, 0.32%, 7/1/2010	75,000,000	75,000,000
144A, 0.32%, 7/21/2010	75,000,000	74,986,667
144A, 0.32%, 7/22/2010	54,000,000	53,989,920
144A, 0.45%, 7/27/2010	100,000,000	99,967,500
144A, 0.49%, 8/2/2010	305,000,000	304,867,155
Hannover Funding Co., LLC:
0.37%, 7/22/2010	56,350,000	56,337,838
0.5%, 7/23/2010	28,000,000	27,991,444
0.52%, 8/3/2010	27,700,000	27,686,796
0.52%, 8/19/2010	73,000,000	72,948,332
ING (US) Funding LLC, 0.3%, 7/1/2010	5,000,000	5,000,000
Johnson & Johnson:
144A, 0.17%, 8/5/2010	47,500,000	47,492,149
144A, 0.22%, 7/1/2010	100,000,000	100,000,000
144A, 0.22%, 8/2/2010	100,000,000	99,980,444
144A, 0.29%, 8/9/2010	50,000,000	49,984,292
JPMorgan Chase & Co., 0.25%, 7/26/2010	182,750,000	182,718,273
KBC Financial Products International Ltd.:
144A, 0.45%, 7/23/2010	50,000,000	49,986,250
144A, 0.49%, 7/26/2010	46,548,000	46,532,161
144A, 0.5%, 8/9/2010	50,000,000	49,972,917
144A, 0.5%, 8/10/2010	38,500,000	38,478,611
Liberty Street Funding LLC, 144A, 0.34%, 7/1/2010	42,000,000	42,000,000
LMA Americas LLC, 144A, 0.4%, 7/20/2010	40,000,000	39,991,556
Microsoft Corp.:
0.18%, 7/28/2010	25,000,000	24,996,625
0.19%, 7/21/2010	72,000,000	71,992,400
Natixis Commercial Paper Corp., 0.42%, 8/19/2010	150,000,000	149,914,250
Nestle Capital Corp.:
0.27%, 9/13/2010	41,125,000	41,102,176
0.29%, 9/21/2010	100,000,000	99,933,944
Nestle Finance International Ltd.:
0.26%, 7/13/2010	83,000,000	82,992,807
0.27%, 8/24/2010	100,000,000	99,959,500
0.27%, 8/25/2010	98,650,000	98,609,307
New York Life Capital Corp.:
144A, 0.26%, 7/8/2010	5,000,000	4,999,747
144A, 0.26%, 7/13/2010	15,005,000	15,003,700
144A, 0.26%, 7/23/2010	39,537,000	39,530,718
144A, 0.27%, 7/1/2010	70,019,000	70,019,000
Nieuw Amsterdam Receivables Corp.:
144A, 0.36%, 7/20/2010	50,000,000	49,990,500
144A, 0.4%, 7/1/2010	169,771,000	169,771,000
144A, 0.4%, 7/12/2010	125,000,000	124,984,722
144A, 0.4%, 7/16/2010	100,000,000	99,983,333
144A, 0.45%, 8/2/2010	100,000,000	99,960,000
NRW.Bank:
0.25%, 7/6/2010	21,000,000	20,999,271
0.29%, 7/6/2010	68,000,000	67,997,261
0.31%, 7/22/2010	100,000,000	99,981,917
0.4%, 9/14/2010	140,000,000	139,883,333
0.42%, 10/6/2010	38,000,000	37,956,997
0.45%, 7/8/2010	188,500,000	188,483,506
PepsiCo, Inc.:
0.15%, 7/16/2010	50,000,000	49,996,875
0.16%, 7/15/2010	50,000,000	49,996,889
0.16%, 7/16/2010	50,000,000	49,996,667
Procter & Gamble Co., 0.16%, 7/30/2010	50,000,000	49,993,556
Procter & Gamble International Funding SCA:
144A, 0.17%, 7/21/2010	50,000,000	49,995,278
144A, 0.18%, 7/7/2010	2,000,000	1,999,940
144A, 0.18%, 7/15/2010	30,000,000	29,997,900
144A, 0.2%, 7/2/2010	60,000,000	59,999,667
144A, 0.27%, 7/16/2010	92,000,000	91,989,650
Regency Markets No. 1 LLC, 144A, 0.37%, 7/20/2010	100,000,000	99,980,472
Romulus Funding Corp.:
144A, 0.45%, 7/12/2010	35,000,000	34,995,188
144A, 0.45%, 7/13/2010	35,000,000	34,994,750
144A, 0.47%, 7/7/2010	25,000,000	24,998,042
144A, 0.5%, 7/7/2010	50,000,000	49,995,833
144A, 0.5%, 7/16/2010	64,040,000	64,026,658
144A, 0.5%, 7/23/2010	25,000,000	24,992,361
144A, 0.51%, 7/2/2010	112,000,000	111,998,413
Salisbury Receivables Co., LLC, 144A, 0.34%, 7/22/2010	43,500,000	43,491,372
Scaldis Capital LLC:
0.4%, 7/12/2010	150,000,000	149,981,667
0.4%, 7/20/2010	50,000,000	49,989,444
0.49%, 8/5/2010	92,000,000	91,956,172
Sheffield Receivables Corp.:
144A, 0.3%, 7/23/2010	100,000,000	99,981,667
144A, 0.35%, 8/3/2010	110,000,000	109,964,708
144A, 0.4%, 7/20/2010	100,000,000	99,978,889
144A, 0.42%, 8/3/2010	61,000,000	60,976,515
144A, 0.42%, 8/4/2010	50,000,000	49,980,167
Skandinaviska Enskilda Banken AB, 0.23%, 7/7/2010	247,350,000	247,340,518
Standard Chartered Bank, 0.62%, 9/10/2010	75,000,000	74,908,292
Starbird Funding Corp.:
144A, 0.05%, 7/1/2010	125,000,000	125,000,000
144A, 0.3%, 7/19/2010	50,000,000	49,992,500
144A, 0.3%, 7/20/2010	50,000,000	49,992,083
144A, 0.3%, 7/22/2010	8,000,000	7,998,600
Straight-A Funding LLC:
144A, 0.24%, 7/1/2010	41,771,000	41,771,000
144A, 0.25%, 7/6/2010	70,000,000	69,997,570
144A, 0.25%, 7/8/2010	59,776,000	59,773,094
144A, 0.26%, 7/12/2010	100,072,000	100,064,050
144A, 0.3%, 8/2/2010	130,858,000	130,823,104
144A, 0.32%, 7/19/2010	50,000,000	49,992,000
144A, 0.35%, 7/13/2010	80,061,000	80,051,660
144A, 0.35%, 8/24/2010	80,000,000	79,958,000
144A, 0.4%, 8/13/2010	37,000,000	36,982,322
144A, 0.4%, 9/14/2010	123,055,000	122,952,454
144A, 0.42%, 9/2/2010	30,062,000	30,039,904
144A, 0.43%, 8/23/2010	100,000,000	99,936,694
Tasman Funding, Inc.:
144A, 0.39%, 7/22/2010	69,919,000	69,903,093
144A, 0.4%, 7/1/2010	73,556,000	73,556,000
144A, 0.42%, 7/1/2010	20,000,000	20,000,000
Tempo Finance Corp.:
144A, 0.38%, 7/1/2010	18,000,000	18,000,000
144A, 0.4%, 7/6/2010	56,400,000	56,396,867
Total Capital Canada Ltd., 144A, 0.42%, 9/3/2010	21,180,000	21,164,186
Toyota Credit Canada, Inc., 0.47%, 8/6/2010	18,000,000	17,991,540
Toyota Credit de Puerto Rico, 0.4%, 8/30/2010	50,000,000	49,966,667
Toyota Motor Credit Corp.:
0.37%, 7/15/2010	90,000,000	89,987,050
0.4%, 7/22/2010	78,000,000	77,981,800
0.57%, 9/9/2010	75,000,000	74,916,875
0.58%, 9/2/2010	40,200,000	40,159,197
Victory Receivables Corp.:
144A, 0.4%, 7/8/2010	68,464,000	68,458,808
144A, 0.5%, 9/22/2010	132,000,000	131,847,833
Walt Disney Co., 0.18%, 7/30/2010	20,000,000	19,997,100
Total Commercial Paper (Cost $10,000,266,227)		10,000,266,227

Government & Agency Obligations 10.5%
Other Government Related 0.3%
Bank of America NA, FDIC Guaranteed, 1.7%, 12/23/2010	50,000,000	50,314,689
JPMorgan Chase & Co., FDIC Guaranteed, 2.625%, 12/1/2010	40,000,000	40,378,058
		90,692,747
US Government Sponsored Agencies 8.8%
Federal Home Loan Bank:
0.072%**, 7/2/2010	2,687,000	2,686,990
0.25%*, 7/13/2010	500,000,000	500,000,840
0.25%, 12/21/2010	12,000,000	11,994,510
Step-up Coupon, 0.25% to 8/10/2010, 0.55% to 2/10/2011	62,595,000	62,590,839
Step-up Coupon, 0.25% to 7/16/2010, 0.375% to 10/16/2010, 0.5% to 1/16/2011, 0.875% to 4/16/2011, 1.125% to 5/11/2011	100,000,000	100,000,000
0.27%, 10/26/2010	100,000,000	99,991,497
Step-up Coupon, 0.3% to 8/5/2010, 0.4% to 11/5/2010, 0.6% to 2/5/2011, 0.8% to 5/5/2011, 1.0% to 5/19/2011	100,000,000	100,000,000
0.375%, 10/26/2010	17,600,000	17,605,148
0.48%, 10/25/2010	22,500,000	22,514,018
0.5%, 7/13/2010	60,750,000	60,748,063
0.5%, 11/23/2010	20,000,000	20,011,508
0.52%, 4/12/2011	22,500,000	22,500,000
0.55%, 7/29/2010	98,450,000	98,447,961
1.3%, 4/5/2012	125,000,000	125,024,207
Federal Home Loan Mortgage Corp.:
0.177%**, 7/13/2010	50,000,000	49,996,833
0.191%**, 8/16/2010	36,200,000	36,190,980
0.206%**, 8/24/2010	47,500,000	47,485,038
0.222%**, 7/12/2010	56,020,000	56,015,892
0.227%**, 9/1/2010	34,518,000	34,504,327
0.278%**, 10/26/2010	72,700,000	72,633,843
0.328%**, 12/7/2010	20,000,000	19,970,850
0.328%**, 12/17/2010	20,000,000	19,969,017
0.338%**, 12/15/2010	40,000,000	39,936,911
1.43%, 9/3/2010	97,500,000	97,636,087
Federal National Mortgage Association:
0.204%**, 8/2/2010	240,000,000	239,955,200
0.21%**, 7/1/2010	55,000,000	55,000,000
0.217%**, 8/25/2010	200,000,000	199,932,778
0.268%**, 10/25/2010	100,000,000	99,913,000
0.278%**, 11/1/2010	47,350,000	47,304,702
0.299%**, 1/18/2011	87,500,000	87,353,438
0.488%**, 4/7/2011	3,235,000	3,222,671
0.535%**, 8/5/2010	18,400,000	18,390,161
5.5%, 3/15/2011	33,050,000	34,202,984
		2,503,730,293
US Treasury Obligations 1.4%
US Treasury Bills:
0.065%**, 7/22/2010	2,240,000	2,239,915
0.075%**, 8/5/2010	958,000	957,930
0.085%**, 8/12/2010	3,191,000	3,190,684
0.09%**, 8/12/2010	800,000	799,916
0.109%**, 7/15/2010	3,120,000	3,119,866
0.119%**, 7/22/2010	4,812,000	4,811,663
0.125%**, 9/23/2010	2,219,000	2,218,353
0.14%**, 8/26/2010	32,000,000	31,993,031
0.145%**, 8/5/2010	2,250,000	2,249,683
0.149%**, 7/1/2010	4,308,000	4,308,000
0.15%**, 7/8/2010	976,000	975,972
0.15%**, 7/29/2010	2,806,000	2,805,673
0.154%**, 7/29/2010	9,445,000	9,443,861
0.155%**, 7/15/2010	466,000	465,972
0.19%**, 11/4/2010	17,878,000	17,866,111
0.43%**, 7/29/2010	10,000,000	9,996,656
0.49%**, 7/29/2010	1,100,000	1,099,581
US Treasury Notes:
1.125%, 6/30/2011	276,200,000	278,127,342
1.25%, 11/30/2010	25,000,000	25,099,279
4.5%, 2/28/2011	14,850,000	15,254,041
		417,023,529
Total Government & Agency Obligations (Cost $3,011,446,569)		3,011,446,569

Short-Term Notes* 12.7%
ASB Finance Ltd.:
144A, 0.469%, 1/14/2011	50,000,000	50,002,722
144A, 0.48%, 12/3/2010	100,000,000	100,003,474
Bank of Nova Scotia, 0.357%, 11/23/2010	35,700,000	35,700,000
Barclays Bank PLC, 0.517%, 10/22/2010	307,450,000	307,450,000
Bayerische Landesbank, 0.407%, 7/25/2011	40,000,000	39,988,735
Canadian Imperial Bank of Commerce:
0.23%, 8/25/2010	190,500,000	190,500,000
0.24%, 7/26/2010	35,000,000	35,000,000
0.349%, 10/15/2010	50,000,000	50,000,000
0.35%, 11/8/2010	125,000,000	125,000,000
0.35%, 12/13/2010	100,000,000	100,000,000
0.47%, 11/22/2010	35,000,000	35,000,000
Dexia Credit Local, 1.054%, 4/18/2011	115,000,000	115,009,714
Intesa Sanpaolo SpA, 0.275%, 10/18/2010	75,000,000	74,996,573
JPMorgan Chase Bank NA, 0.347%, 7/28/2011	191,200,000	191,200,000
Kreditanstalt fuer Wiederaufbau, 0.811%, 3/2/2011	7,860,000	7,877,936
National Australia Bank Ltd.:
144A, 0.377%, 1/27/2011	160,000,000	160,000,000
0.4%, 7/12/2010	133,000,000	133,000,000
Natixis:
0.29%, 8/5/2010	300,000,000	300,000,000
0.399%, 12/14/2010	38,000,000	38,000,000
Rabobank Nederland NV:
0.337%, 11/22/2010	52,500,000	52,500,000
0.35%, 3/11/2011	50,000,000	50,000,000
0.405%, 4/26/2011	100,000,000	100,000,000
144A, 0.435%, 6/16/2011	75,000,000	75,000,000
144A, 0.791%, 4/7/2011	278,000,000	278,000,000
Royal Bank of Canada:
0.347%, 2/24/2011	50,000,000	50,000,000
0.349%, 3/14/2011	50,000,000	50,000,000
0.35%, 3/10/2011	100,000,000	100,000,000
0.425%, 11/24/2010	70,000,000	70,000,000
Toronto-Dominion Bank, 0.35%, 2/4/2011	208,000,000	208,000,000
UBS AG:
0.354%, 7/8/2010	4,000,000	4,000,015
1.24%, 7/1/2010	500,000	500,000
Westpac Banking Corp.:
0.24%, 10/12/2010	100,000,000	100,000,000
0.26%, 1/10/2011	130,000,000	130,000,000
0.341%, 7/6/2010	119,350,000	119,350,000
144A, 0.375%, 7/2/2010	50,000,000	50,000,000
144A, 0.398%, 12/13/2010	100,000,000	100,000,000
Total Short-Term Notes (Cost $3,626,079,169)		3,626,079,169

Supranational 0.5%
Inter-American Development Bank, 0.333%**, 8/16/2010 (Cost $147,935,702)	148,000,000	147,935,702

Time Deposits 18.0%
Bank of Nova Scotia, 0.02%, 7/1/2010	530,000,000	530,000,000
Banque Federative du Credit Mutuel, 0.26%, 7/1/2010	850,000,000	850,000,000
Citibank NA, 0.06%, 7/1/2010	537,438,423	537,438,423
JPMorgan Chase Bank NA, 0.01%, 7/1/2010	700,000,000	700,000,000
National Australia Bank Ltd., 0.03%, 7/1/2010	400,000,000	400,000,000
Natixis, 0.12%, 7/1/2010	266,000,000	266,000,000
Societe Generale, 0.05%, 7/1/2010	900,000,000	900,000,000
Svenska Handelsbanken AB, 0.02%, 7/1/2010	450,000,000	450,000,000
UBS AG, 0.09%, 7/1/2010	250,000,000	250,000,000
Wells Fargo Bank NA, 0.01%, 7/1/2010	271,900,000	271,900,000
Total Time Deposits (Cost $5,155,338,423)		5,155,338,423

Municipal Bonds and Notes 3.7%
Alaska, State Housing Finance Corp., Capital Project, Series C, 0.23%***, 7/1/2022	39,295,000	39,295,000
Appleton, WI, Redevelopment Authority Revenue, Fox Cities Performing Arts Center, Inc., Series B, 0.25%***, 6/1/2036, JPMorgan Chase Bank (a)	18,400,000	18,400,000
Arizona, Health Facilities Authority Revenue, Banner Health System, Series B, 0.2%***, 1/1/2035, Scotiabank (a)	12,160,000	12,160,000
California, Housing Finance Agency Revenue, Series A, AMT, 0.25%***, 8/1/2035	10,000,000	10,000,000
Chicago, IL, Midway Airport Revenue, Series A-2, 0.32%***, 1/1/2025, JPMorgan Chase Bank (a) (b)	8,000,000	8,000,000
Colorado, Educational & Cultural Facilities Authority Revenue, Linfield Christian School Project, 0.28%***, 5/1/2030, Evangelical Christian Credit Union (a)	16,200,000	16,200,000
Colorado, Health Facilities Authority Revenue, Fraiser Meadows Community Project, 0.28%***, 6/1/2038, JPMorgan Chase Bank (a)	14,000,000	14,000,000
Colorado, Housing & Finance Authority, Series I-A1, 144A, 0.33%***, 10/1/2036	8,000,000	8,000,000
Colorado, Housing & Finance Authority, Single Family Program, Series I-A1, 0.42%***, 11/1/2034	9,800,000	9,800,000
Colorado, Housing Finance Authority, Single Family Mortgage Revenue:
"I", Series B1, 0.31%***, 5/1/2038	44,535,000	44,535,000
"I", Series A-2, 0.33%***, 5/1/2038	27,145,000	27,145,000
District of Columbia, Anacostia Waterfront Corp., Pilot Revenue, Series F02, 144A, 0.23%***, 9/30/2022	44,985,000	44,985,000
Florida, Jacksonville Electric Authority, Electric Systems Revenue, 0.34%, 8/6/2010	33,200,000	33,200,000
Georgia, Private Colleges & Universities Authority Revenue, Emory University:
Series C1, 0.2%***, 9/1/2036	17,300,000	17,300,000
Series B-2, 0.21%***, 9/1/2035	16,500,000	16,500,000
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Baylor College of Medicine, Series B, 0.2%***, 11/15/2047, Northern Trust Co. (a)	10,000,000	10,000,000
Illinois, Finance Authority Revenue, Rehabilitation Institute of Chicago, Series B, 0.27%***, 4/1/2032, JPMorgan Chase Bank (a)	17,600,000	17,600,000
Illinois, Finance Authority, Pollution Control Revenue, Commonwealth Edison Co., Series F, 144A, 0.22%***, 3/1/2017, JPMorgan Chase Bank (a)	10,100,000	10,100,000
Iowa, Finance Authority, Multi-Family Revenue, Windsor on the River LLC, Series A, AMT, 0.35%***, 5/1/2042, Wells Fargo Bank NA (a)	17,000,000	17,000,000
Kansas, State Department of Transportation Highway Revenue, Series C-3, 0.2%***, 9/1/2023	9,675,000	9,675,000
Los Angeles County, CA, Multifamily Housing Authority Revenue, Canyon Country Villas Project, Series H, 0.25%***, 12/1/2032	15,800,000	15,800,000
Maine, State Housing Authority, Mortgage Purchase Revenue, Series D, AMT, 0.37%***, 11/15/2042	10,000,000	10,000,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Boston University, Series N, 0.28%***, 10/1/2034, Bank of America NA (a)	13,600,000	13,600,000
Michigan, State University Revenues, Series A, 0.2%***, 8/15/2030	20,295,000	20,295,000
Missouri, Bi-State Development Agency, Illinois Metropolitan District Revenue, Metrolink, Series A, 0.22%***, 10/1/2035, JPMorgan Chase Bank (a)	8,000,000	8,000,000
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services Project, 0.27%***, 2/1/2039, US Bank NA (a)	9,000,000	9,000,000
Nashville & Davidson County, TN, Metropolitan Government, Health & Educational Facilities Board Revenue, Vanderbilt University, Series A, 0.22%***, 10/1/2030	24,850,000	24,850,000
New Hampshire, Health & Education Facilities Authority Revenue, Phillips Exeter Academy, 0.31%***, 9/1/2042	20,000,000	20,000,000
New Hampshire, Health & Education Facilities Authority Revenue, RiverWoods Co. at Exeter, 0.28%***, 3/1/2038, Bank of America NA (a)	17,700,000	17,700,000
New Jersey, State Transportation Trust Fund Authority, Transportation Systems, Series D, 0.21%***, 6/15/2032, Sumitomo Mitsui Banking (a)	23,000,000	23,000,000
New York, State Dormitory Authority Revenues, Non-State Supported Debt, St. John's University:
Series B-1, 0.26%***, 7/1/2034, Bank of America NA (a)	28,195,000	28,195,000
Series B-2, 0.27%***, 7/1/2037, Bank of America NA (a)	32,000,000	32,000,000
New York, State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co. of New York, Inc., Series C-3, 144A, AMT, 0.23%***, 11/1/2039, Mizuho Corporate Bank (a)	27,000,000	27,000,000
New York, State Housing Finance Agency Revenue, 316 Eleventh Avenue Housing, Series A, AMT, 0.25%***, 5/15/2041	48,500,000	48,500,000
New York, State Housing Finance Agency Revenue, Helena Housing, Series A, AMT, 0.23%***, 5/15/2036	51,500,000	51,500,000
New York, NY, General Obligation:
Series A-5, 0.19%***, 8/1/2031, Bank of Nova Scotia (a)	14,320,000	14,320,000
Series J12, 0.5%***, 8/1/2029	50,280,000	50,280,000
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Charlotte Country Day School, 144A, 0.3%***, 8/1/2033, Bank of America NA (a)	8,075,000	8,075,000
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Forsyth Country Day School, 0.34%***, 12/1/2031, Branch Banking & Trust (a)	12,775,000	12,775,000
North Texas, Tollway Authority Revenue, Series D, 0.22%***, 1/1/2049, JPMorgan Chase Bank (a)	27,000,000	27,000,000
Oklahoma, State Turnpike Authority Revenue:
Series D, 0.27%***, 1/1/2028	10,410,000	10,410,000
Series C, 0.3%***, 1/1/2028	10,000,000	10,000,000
Rhode Island, Health & Educational Building Corp., Higher Education Facility Revenue, Rhode Island School of Design, Series B, 0.22%***, 8/15/2036, Bank of America NA (a)	14,100,000	14,100,000
Riverside County, CA, Certificates of Participation, Public Safety, Communication & Woodcrest Library, 0.28%***, 11/1/2039, Bank of America NA (a)	5,000,000	5,000,000
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series A-3, AMT, 0.22%***, 5/1/2030, JPMorgan Chase Bank (a)	13,000,000	13,000,000
Texas, Alliance Airport Authority, Inc., Special Facilities Revenue, Series 2088, 144A, AMT, 0.31%***, 4/1/2021	24,570,000	24,570,000
Texas, State Veterans Housing Assistance Fund II, Series C, 0.34%***, 6/1/2031	11,700,000	11,700,000
Texas, University of Houston Revenues, Consolidated Systems, 0.27%***, 2/15/2024	9,205,000	9,205,000
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Revenue, Longhorn Village Project, Series B, 0.27%***, 7/1/2037, Bank of Scotland (a)	32,145,000	32,145,000
Virginia, Chesapeake Bay Bridge & Tunnel District Revenue, Series A, 0.34%***, 5/28/2021, Branch Banking & Trust (a)	18,200,000	18,200,000
Washington, Wells Fargo Stage Trust, Series 21C, 144A, 0.3%***, 12/1/2037	10,385,000	10,385,000
West Virginia, State Hospital Finance Authority Revenue, Cabell Huntington Hospital, Series A, 0.33%***, 1/1/2034, Branch Banking & Trust (a)	13,480,000	13,480,000
Wisconsin, Housing & Economic Development Authority Revenue, Series A, 0.32%***, 5/1/2042	14,035,000	14,035,000
Wisconsin, Housing & Economic Development Authority, Home Ownership Revenue, Series B, 0.31%***, 3/1/2033 (b)	15,975,000	15,975,000
Wisconsin, University Hospitals & Clinics Authority Revenue, Series B, 0.23%***, 4/1/2029, US Bank NA (a)	5,330,000	5,330,000
Total Municipal Bonds and Notes (Cost $1,053,320,000)		1,053,320,000

Repurchase Agreements 2.8%
Banc of America Securities LLC, 0.03%, dated 6/30/2010, to be repurchased at $301,427,694 on 7/1/2010 (c)	301,427,443	301,427,443
BNP Paribas, 0.01%, dated 6/30/2010, to be repurchased at $89,797,175 on 7/1/2010 (d)	89,797,150	89,797,150
BNP Paribas, 0.04%, dated 6/30/2010, to be repurchased at $243,137,605 on 7/1/2010 (e)	243,137,335	243,137,335
JPMorgan Securities, Inc., 0.02%, dated 6/30/2010, to be repurchased at $116,439,825 on 7/1/2010 (f)	116,439,760	116,439,760
The Goldman Sachs & Co., 0.03%, dated 6/30/2010, to be repurchased at $31,842,039 on 7/1/2010 (g)	31,842,012	31,842,012
Total Repurchase Agreements (Cost $782,643,700)		782,643,700
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $28,615,611,075)+	100.1	28,615,611,075
Other Assets and Liabilities, Net	(0.1)	(32,802,719)
Net Assets	100.0	28,582,808,356

* These securities are shown at their current rate as of June 30, 2010. Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

** Annualized yield at time of purchase; not a coupon rate.

*** Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of June 30, 2010.

+ The cost for federal income tax purposes was $28,615,611,075.

(a) Security incorporates a letter of credit from the bank listed.

(b) Federal and state taxable issue.

(c) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
10,160,000	Federal Farm Credit Bank	0.597-0.666	11/4/2010- 1/24/2011	10,181,829
132,725,000	Federal Home Loan Bank	0.243-6.0	10/28/2010- 11/2/2029	135,092,601
99,812,000	Federal National Mortgage Association	Zero Coupon- 3.05	9/22/2010- 3/2/2040	85,572,263
538,000	International Bank for Reconstruction & Development	Zero Coupon- 9.25	8/15/2011- 7/15/2017	578,986
16,300,000	Residual Funding STRIPS	Zero Coupon	10/15/2020	11,023,690
61,408,000	Resolution Funding Corp. STRIPS	Zero Coupon	10/15/2011- 1/15/2026	50,183,138
3,462,000	Tennessee Valley Authority	5.25	9/15/2039	3,840,682
11,325,000	World Bank	Zero Coupon	8/2/2010- 8/16/2010	11,323,868
Total Collateral Value				307,797,057

(d) Collateralized by $87,903,800 US Treasury Notes, with various coupon rates from 2.625-4.25%, with various maturity dates of 1/15/2011-12/31/2014 with a value of $91,593,096.

(e) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
34,918,596	Federal Home Loan Mortgage Corp.	4.5-5.5	1/1/2027- 12/1/2039	37,380,953
144,905,885	Federal National Mortgage Association	4.0-6.5	10/1/2019- 8/1/2047	154,197,006
54,135,490	Government National Mortgage Association	4.5-5.5	11/15/2033- 6/15/2040	58,282,103
Total Collateral Value				249,860,062

(f) Collateralized by $136,909,806 US Treasury STRIPS, Zero Coupon, with various maturity dates of 5/15/2014-11/15/2023 with a value of $118,769,993.

(g) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
238,301	Federal Home Loan Mortgage Corp.	3.12- 4.505	2/1/2033- 6/1/2039	250,760
29,501,463	Federal National Mortgage Association	4.0-8.0	6/1/2012- 2/1/2050	32,228,092
Total Collateral Value				32,478,852

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

FDIC: Federal Deposit Insurance Corp.

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by a money market fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Investments in Securities (h)	$ —	$ 27,832,967,375	$ —	$ 27,832,967,375
Repurchase Agreements	$ —	$ 782,643,700	$ —	$ 782,643,700
Total	$ —	$ 28,615,611,075	$ —	$ 28,615,611,075

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended June 30, 2010.

(h) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of June 30, 2010 (Unaudited)
Assets
Investments in securities, valued at amortized cost	$ 28,615,611,075
Cash	65,468,416
Receivable for investments sold	9,540,000
Interest receivable	9,934,631
Other assets	605,272
Total assets	28,701,159,394
Liabilities
Accrued advisory fee	1,673,614
Payable for investments purchased	115,388,502
Other accrued expenses and payables	1,288,922
Total liabilities	118,351,038
Net assets, at value	$ 28,582,808,356

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended June 30, 2010 (Unaudited)
Investment Income
Income: Interest	$ 49,713,273
Expenses: Advisory fee	21,639,409
Administration fee	5,228,542
Custodian fee	1,024,275
Professional fees	363,636
Trustees' fees and expenses	753,110
Other	531,857
Total expenses before expense reductions	29,540,829
Expense reductions	(3,398,118)
Total expenses after expense reductions	26,142,711
Net investment income	23,570,562
Net realized gain (loss)	(88,668)
Net increase (decrease) in net assets resulting from operations	$ 23,481,894

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Operations: Net investment income	$ 23,570,562	$ 141,843,060
Net realized gain (loss)	(88,668)	2,999,242
Net increase (decrease) in net assets resulting from operations	23,481,894	144,842,302
Capital transactions in shares of beneficial interest: Proceeds from capital invested	161,307,263,464	296,774,683,917
Value of capital withdrawn	(175,213,869,386)	(284,106,783,365)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(13,906,605,922)	12,667,900,552
Increase (decrease) in net assets	(13,883,124,028)	12,812,742,854
Net assets at beginning of period	42,465,932,384	29,653,189,530
Net assets at end of period	$ 28,582,808,356	$ 42,465,932,384

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Years Ended December 31,	2010[a]	2009	2008	2007	2006	2005
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	28,583	42,466	29,653	33,739	8,877	9,931
Ratio of expenses before expense reductions (%)	.17*	.16	.17	.17	.20	.21
Ratio of expenses after expense reductions (%)	.15*	.14	.13	.14	.18	.18
Ratio of net investment income (%)	.14*	.43	2.85	5.14	4.83	3.08
Total Return (%)[b,c]	.07**	.48	2.81	5.31	4.97	3.15

[a] For the six months ended June 30, 2010 (Unaudited).

[b] Total return would have been lower had certain expenses not been reduced.

[c] Total return for the Portfolio was derived from the performance of Cash Reserves Fund Institutional.

* Annualized

** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Cash Management Portfolio (the "Portfolio'') is registered under the Investment Company Act of 1940, as amended (the "1940 Act''), as an open-end management investment company organized as a New York business trust.

A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio may have several feeder funds, including affiliated DWS feeder funds, with a significant ownership percentage of the Portfolio's net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of June 30, 2010, Cash Management Fund, Cash Reserves Fund Institutional Shares, Cash Reserves Fund — Prime Series and DWS Money Market Series owned approximately 10%, 12%, 4% and 72%, respectively, of the Portfolio.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Portfolios' investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by a money market portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Repurchase Agreements. The Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Portfolio, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio's claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. The Portfolio is considered a Partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

It is intended that the Portfolio's assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.

The Portfolio has reviewed the tax positions for the open tax years as of December 31, 2009 and has determined that no provision for income tax is required in the Portfolio's financial statements. The Portfolio's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Distributions of income and capital gains from investment companies are recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

The Portfolio makes a daily allocation of its net investment income and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.

B. Fees and Transactions with Affiliates

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor serves as the investment manager to the Portfolio.

Under the Advisor Agreement, the Portfolio pays the Advisor a monthly advisory fee based on its average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $3.0 billion of the Portfolio's average daily net assets	.1500%
Next $4.5 billion of such net assets	.1325%
Over $7.5 billion of such net assets	.1200%

For the period from January 1, 2010 through July 29, 2010, the Advisor has contractually agreed to reimburse certain operating expenses to the extent necessary to maintain operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.15%.

For the six months ended June 30, 2010, the Advisor waived a portion of its management fee aggregating $3,393,636 and the amount charged aggregated $18,245,773, which was equivalent to an annualized effective rate of 0.10% of the Portfolio's average daily net assets.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays the Advisor an annual fee ("Administration Fee") of 0.03% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2010, the Administration Fee was $5,228,542, of which $711,297 is unpaid.

Trustees' Fees and Expenses. The Portfolio paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

C. Fee Reductions

The Portfolio has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio's custodian expenses. During the six months ended June 30, 2010, the Portfolio's custodian fee was reduced by $4,482 for custody credits earned.

D. Line of Credit

The Portfolio and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.

E. Review for Subsequent Events

Management has evaluated the events and transactions subsequent to period end through the date the financial statements were available to be issued, and has determined that there were no material events that would require disclosure in the Fund's financial statements.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 9, 2009, As Revised November 20, 2009

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2009, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007 and 2008.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and serve in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 124 publicly offered Fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper, Strategic Insight, and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)        The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)       There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Cash Management Portfolio

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 30, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 30, 2010